Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 20, 2014	Mar. 19, 2014	Mar. 07, 2014	Apr. 18, 2014	Sep. 20, 2014	Jul. 20, 2014	Nov. 12, 2014
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Feb. 20, 2014
Long-term Debt	$ 2,022,500,000
Debt Instrument, Unamortized Discount (Premium), Net	22,700,000
Gain on extinguishment of debt	3,200,000	0	0
Other debt	400,000
Line of Credit Facility, Maximum Borrowing Capacity	1,000,000,000.0			1,000,000,000.0
Letters of Credit Outstanding, Amount	13,900,000
Line of Credit Facility, Amount Outstanding	237,000,000
Line of Credit Facility, Remaining Borrowing Capacity	749,100,000
Maximum
Debt Instrument [Line Items]
Leverage ratios	5.0
Conditional acquisition purchase price	50,000,000
Base Rate
Debt Instrument [Line Items]
EuroDollar Rate/Letter of Credit	0.50%
Eurodollar Rate
Debt Instrument [Line Items]
EuroDollar Rate/Letter of Credit	1.00%
Equity Method Investee | E2 Energy Services | Minimum
Debt Instrument [Line Items]
Senior notes fixed interest rate	3.90%
Equity Method Investee | E2 Energy Services | Maximum
Debt Instrument [Line Items]
Senior notes fixed interest rate	7.00%
Unsecured Debt
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Mar. 19, 2014
Debt Instrument, Face Amount					1,200,000,000.0
Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	237,000,000
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Leverage ratios	5.5
Letter of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				500,000,000.0
8.875% Senior Notes due 2018
Debt Instrument [Line Items]
Debt Instrument, Face Amount						725,000,000.0
Senior notes fixed interest rate						8.875%
Debt Instrument, Maturity Date	Feb. 15, 2018
Long-term Debt, Fair Value						761,300,000
Debt Instrument, Unamortized Discount (Premium), Net						36,300,000
Debt Instrument Repurchase, Tendered Offer Date	Mar. 12, 2014
Debt Instrument Repurchase, Tendered Amount	536,100,000
Debt Instrument Repurchase, Amount of Outstanding Tendered, Percent	74.00%
Gain on extinguishment of debt	700,000
8.875% Senior Notes due 2018 | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument Repurchase, Tendered Offer Date	Mar. 19, 2014
Debt Instrument Repurchase, Amount Paid	567,400,000
8.875% Senior Notes due 2018 | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument Repurchase, Tendered Offer Date	Apr. 18, 2014
Debt Instrument Repurchase, Amount Paid							200,200,000
7.125% Senior Notes due 2022
Debt Instrument [Line Items]
Debt Instrument, Face Amount						196,500,000
Senior notes fixed interest rate	7.125%					7.125%
Senior Notes	184,400,000
Debt Instrument, Maturity Date	Jun. 01, 2022
Long-term Debt, Fair Value						226,000,000
Debt Instrument, Unamortized Discount (Premium), Net	21,900,000					29,500,000
Debt Instrument Repurchase, Tendered Offer Date	Jul. 20, 2014
Debt Instrument Repurchase, Tendered Amount								15,500,000	18,500,000
Debt Instrument Repurchase, Amount Paid								17,000,000	20,000,000
Gain on extinguishment of debt	2,400,000
7.125% Senior Notes due 2022 | September Redemption
Debt Instrument [Line Items]
Debt Instrument Repurchase, Tendered Offer Date	Sep. 20, 2014
7.125% Senior Notes due 2022 | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument Repurchase, Tendered Offer Date	Jun. 01, 2017
Redemption price	103.563%
7.125% Senior Notes due 2022 | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument Repurchase, Tendered Offer Date	Jun. 01, 2018
Redemption price	102.375%
7.125% Senior Notes due 2022 | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument Repurchase, Tendered Offer Date	Jun. 01, 2019
Redemption price	101.188%
7.125% Senior Notes due 2022 | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Debt Instrument Repurchase, Tendered Offer Date	Jun. 01, 2020
Redemption price	100.00%
2.7% Senior Notes due 2019
Debt Instrument [Line Items]
Debt Instrument, Face Amount					400,000,000.0
Senior notes fixed interest rate	2.70%				2.70%
Senior Notes	399,500,000
Debt Instrument, Maturity Date	Apr. 01, 2019
Selling Priceof Debt Instrument					99.85%
Debt Instrument, Unamortized Discount (Premium), Net	(500,000)
Debt Instrument Repurchase, Tendered Offer Date	Mar. 01, 2019
Redemption price	100.00%
4.4% Senior Notes due 2024
Debt Instrument [Line Items]
Debt Instrument, Face Amount					450,000,000.0					100,000,000.0
Senior notes fixed interest rate	4.40%				4.40%					4.40%
Senior Notes	553,200,000
Debt Instrument, Maturity Date	Apr. 01, 2024
Selling Priceof Debt Instrument					99.83%					104.007%
Debt Instrument, Unamortized Discount (Premium), Net	3,200,000
Debt Instrument Repurchase, Tendered Offer Date	Jan. 01, 2024
Redemption price	100.00%
5.05% Senior Notes due 2045
Debt Instrument [Line Items]
Debt Instrument, Face Amount										300,000,000.0
Senior notes fixed interest rate	5.05%									5.05%
Senior Notes	298,300,000
Selling Priceof Debt Instrument										99.452%
Debt Instrument, Unamortized Discount (Premium), Net	(1,700,000)
Debt Instrument Repurchase, Tendered Offer Date	Oct. 01, 2044
Redemption price	100.00%
5.6% Senior Notes due 2044
Debt Instrument [Line Items]
Debt Instrument, Face Amount					350,000,000.0
Senior notes fixed interest rate	5.60%				5.60%
Senior Notes	349,700,000
Debt Instrument, Maturity Date	Apr. 01, 2044
Selling Priceof Debt Instrument					99.925%
Debt Instrument, Unamortized Discount (Premium), Net	$ (300,000)
Debt Instrument Repurchase, Tendered Offer Date	Oct. 01, 2043
Redemption price	100.00%